UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07319

Fidelity Covington Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices) (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2019

Item 1.	Reports to Stockholders

Fidelity® International High Dividend ETF

Fidelity® International Value Factor ETF

Fidelity® Targeted Emerging Markets Factor ETF

Fidelity® Targeted International Factor ETF

Semi-Annual Report

April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity’s web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number

Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548

Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose ‘no’ under Required Disclosures to continue print)	1-800-343-0860

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

© 2019 FMR LLC. All Rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

3

Fidelity® International High Dividend ETF

Investment Summary (Unaudited)

Geographic Diversification as of April 30, 2019

*	Includes Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable

Top Ten Stocks as of April 30, 2019

% of fund’s net assets
SSE PLC	2.9
Royal Dutch Shell PLC Class B	2.8
Toyota Motor Corp.	2.5
AGL Energy Ltd.	2.5
Vodafone Group PLC	2.3
Centrica PLC	2.3
WPP PLC	2.2
HSBC Holdings PLC	2.1
Daimler AG	2.1
Telenor ASA	2.1

23.8

Top Market Sectors as of April 30, 2019

% of fund’s net assets
Financials	29.0
Consumer Discretionary	18.3
Energy	14.0
Communication Services	10.0
Utilities	9.4
Industrials	8.2
Consumer Staples	5.7
Health Care	3.6
Materials	1.0

Asset Allocation as of April 30, 2019

% of funds’s net assets
Stocks	99.2%
Net Other Assets (Liabilities)	0.8%

4

Fidelity® International Value Factor ETF

Investment Summary (Unaudited)

Geographic Diversification as of April 30, 2019

*	Includes Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable

Top Ten Stocks as of April 30, 2019

% of fund’s net assets
Nestle S.A.	2.3
Royal Dutch Shell PLC Class B	2.0
SAP SE	1.8
Novartis AG	1.6
Roche Holding AG	1.5
Allianz SE	1.4
Macquarie Group Ltd.	1.3
Enel SpA	1.3
AIA Group Ltd.	1.3
Hitachi Ltd.	1.2

15.7

Top Market Sectors as of April 30, 2019

% of fund’s net assets
Financials	21.9
Industrials	14.8
Consumer Staples	11.7
Health Care	10.0
Consumer Discretionary	9.6
Materials	7.4
Energy	6.9
Information Technology	6.4
Communication Services	4.0
Utilities	3.4
Real Estate	3.0

Asset Allocation as of April 30, 2019

% of funds’s net assets
Stocks	99.1%
Net Other Assets (Liabilities)	0.9%

5

Fidelity® Targeted Emerging Markets Factor ETF

Investment Summary (Unaudited)

Geographic Diversification as of April 30, 2019

*	Includes Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable

Top Ten Stocks as of April 30, 2019

% of fund’s net assets
Alibaba Group Holding Ltd. ADR	4.5
Samsung Electronics Co. Ltd.	3.0
Taiwan Semiconductor Manufacturing Co. Ltd.	2.2
Guangdong Investment Ltd.	1.6
China Construction Bank Corp. Class H	1.5
Inter RAO UES PJSC	1.5
Manila Electric Co.	1.4
Divi’s Laboratories Ltd.	1.4
Petronas Gas Bhd	1.3
Cia de Transmissao de Energia Eletrica Paulista	1.4

19.8

Top Market Sectors as of April 30, 2019

% of fund’s net assets
Financials	20.9
Consumer Discretionary	16.7
Consumer Staples	10.6
Industrials	10.4
Information Technology	9.9
Communication Services	8.9
Health Care	7.7
Utilities	5.8
Energy	3.4
Materials	3.1
Utilities	1.4
Financials	0.8
Materials	0.1

Asset Allocation as of April 30, 2019

% of funds’s net assets
Stocks	99.7%
Net Other Assets (Liabilities)	0.3%

6

Fidelity® Targeted International Factor ETF

Investment Summary (Unaudited)

Geographic Diversification as of April 30, 2019

*	Includes Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable

Top Ten Stocks as of April 30, 2019

% of fund’s net assets
Nestle S.A.	2.3
Enel SpA	1.3
Nippon Building Fund, Inc.	1.3
Vonovia SE	1.3
LVMH Moet Hennessy Louis Vuitton SE	1.2
Link REIT	1.2
Daito Trust Construction Co. Ltd.	1.2
Fast Retailing Co. Ltd.	1.2
Unilever N.V.	1.1
LEG Immobilien AG	1.1

13.2

Top Market Sectors as of April 30, 2019

% of fund’s net assets
Financials	17.1
Consumer Staples	16.8
Consumer Discretionary	16.7
Industrials	10.6
Utilities	9.5
Communication Services	7.5
Real Estate	6.9
Health Care	6.2
Materials	3.4
Energy	2.9
Information Technology	1.9

Asset Allocation as of April 30, 2019

% of funds’s net assets
Stocks	99.5%
Net Other Assets (Liabilities)	0.5%

7

Fidelity® International High Dividend ETF

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.2%

	Shares	Value
AUSTRALIA – 8.1%
AGL Energy Ltd.	47,435	$743,356
Alumina Ltd.	26,496	41,840
Coca-Cola Amatil Ltd.	13,211	81,955
National Australia Bank Ltd.	23,526	420,421
Sonic Healthcare Ltd.	4,810	86,974
Wesfarmers Ltd.	21,254	539,538
Westpac Banking Corp.	24,364	472,496

TOTAL AUSTRALIA		2,386,580

BELGIUM – 0.4%
Anheuser-Busch InBev S.A.	1,289	114,590

TOTAL BELGIUM		114,590

CANADA – 9.3%
CI Financial Corp.	23,330	335,574
Enbridge, Inc.	15,973	590,060
Great-West Lifeco, Inc.	14,865	373,594
Inter Pipeline Ltd.	28,194	459,202
Nutrien Ltd.	731	39,647
Power Financial Corp.	15,462	368,517
SNC-Lavalin Group, Inc.	5,900	147,093
The Bank of Nova Scotia	7,761	427,414

TOTAL CANADA		2,741,101

DENMARK – 2.6%
Danske Bank A/S	17,794	315,578
Pandora A/S	10,765	451,540

TOTAL DENMARK		767,118

FINLAND – 1.4%
Orion Oyj Class B	1,010	33,565
Sampo Oyj Class A	7,584	346,714
UPM-Kymmene Oyj	1,071	30,163

TOTAL FINLAND		410,442

FRANCE – 8.8%
BNP Paribas S.A.	8,852	471,103
Bouygues S.A.	4,516	169,885
Cie de Saint-Gobain	4,971	203,170
Cie Generale des Etablissements Michelin SCA	4,305	556,001
Sanofi	1,170	101,688
TOTAL S.A.	10,294	572,035
Valeo S.A.	14,246	517,218

TOTAL FRANCE		2,591,100

GERMANY – 3.4%
BASF SE	608	49,433
Bayer AG	1,080	71,880

	Shares	Value
Covestro AG (a)	534	$29,198
Daimler AG	9,631	630,197
Deutsche Post AG	6,203	214,980

TOTAL GERMANY		995,688

HONG KONG – 1.5%
Jardine Matheson Holdings Ltd.	2,042	134,364
The Bank of East Asia Ltd.	99,921	315,246

TOTAL HONG KONG		449,610

ITALY – 3.3%
Atlantia SpA	6,575	179,348
Eni SpA	22,542	384,759
Intesa Sanpaolo SpA	163,679	429,032

TOTAL ITALY		993,139

JAPAN – 21.4%
Daiwa Securities Group, Inc.	61,500	284,381
ITOCHU Corp.	9,181	164,837
Japan Tobacco, Inc.	4,600	106,375
JFE Holdings, Inc.	3,000	51,304
JXTG Holdings, Inc.	80,900	392,680
Lawson, Inc.	1,600	74,545
Marubeni Corp.	19,700	140,612
Mitsubishi Corp.	6,400	175,577
Mitsubishi Tanabe Pharma Corp.	6,000	75,300
Mitsui & Co. Ltd.	10,400	167,490
Nippon Telegraph & Telephone Corp.	13,600	563,558
Nissan Motor Co. Ltd.	54,400	436,245
NTT DOCOMO, Inc.	24,500	530,161
ORIX Corp.	21,900	308,953
Sekisui House Ltd.	29,700	477,781
Subaru Corp.	19,300	471,347
Sumitomo Corp.	10,300	146,971
Sumitomo Mitsui Financial Group, Inc.	10,504	379,160
Takeda Pharmaceutical Co. Ltd.	3,330	122,923
The Kansai Electric Power Co., Inc.	43,300	523,005
Toyota Motor Corp.	12,067	747,993

TOTAL JAPAN		6,341,198

JERSEY – 0.1%
Glencore PLC (b)	7,054	27,995

TOTAL JERSEY		27,995

NETHERLANDS – 3.5%
ABN AMRO Group N.V. (a)	13,025	306,348
ING Groep N.V.	33,169	422,470
Randstad N.V.	3,110	177,618
Unilever N.V.	2,042	123,585

TOTAL NETHERLANDS		1,030,021

See accompanying notes which are an integral part of the financial statements.

8

Common Stocks – continued

	Shares	Value
NORWAY – 2.3%
Mowi ASA	2,342	$50,736
Telenor ASA	31,201	626,374

TOTAL NORWAY		677,110

PORTUGAL – 0.2%
Jeronimo Martins SGPS S.A.	3,364	54,785

TOTAL PORTUGAL		54,785

SINGAPORE – 3.4%
DBS Group Holdings Ltd.	21,900	454,875
Singapore Telecommunications Ltd.	231,900	540,492

TOTAL SINGAPORE		995,367

SPAIN – 2.7%
Banco Santander S.A.	95,509	483,285
Repsol S.A.	19,550	331,760

TOTAL SPAIN		815,045

SWEDEN – 1.6%
Skanska AB Class B	7,795	135,674
Svenska Handelsbanken AB Class A	31,025	338,600

TOTAL SWEDEN		474,274

SWITZERLAND – 2.1%
Alcon, Inc. (b)	425	24,475
Nestle S.A.	2,675	257,406
Novartis AG	2,143	175,003
Roche Holding AG	625	164,753

TOTAL SWITZERLAND		621,637

UNITED KINGDOM – 23.1%
AstraZeneca PLC	1,326	99,009
Aviva PLC	60,189	337,099
BP PLC	82,205	599,222

	Shares	Value
Centrica PLC	481,736	$667,445
GlaxoSmithKline PLC	5,104	104,720
HSBC Holdings PLC	73,242	637,131
Imperial Brands PLC	2,369	75,252
International Consolidated Airlines Group S.A.	16,169	113,940
Persimmon PLC	17,323	505,094
Reckitt Benckiser Group PLC	1,244	100,526
Rio Tinto PLC	581	33,828
Royal Dutch Shell PLC Class B	25,469	818,500
Royal Mail PLC	37,925	125,020
SSE PLC	56,848	848,416
Standard Life Aberdeen PLC	91,317	332,107
Unilever PLC	1,903	115,576
Vodafone Group PLC	362,346	670,949
WPP PLC	51,942	647,793

TOTAL UNITED KINGDOM		6,831,627

TOTAL COMMON STOCKS (Cost $30,289,447)		29,318,427

TOTAL INVESTMENT IN SECURITIES – 99.2% (Cost $30,289,447)		29,318,427

NET OTHER ASSETS (LIABILITIES) – 0.8%		238,251

NET ASSETS – 100.0%		$29,556,678

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $335,546 or 1.1% of net assets.

(b)	Non-income producing.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$260

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

9

Fidelity® International Value Factor ETF

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.1%

	Shares	Value
AUSTRALIA – 7.6%
AGL Energy Ltd.	6,242	$97,819
BHP Group Ltd.	5,975	157,532
BHP Group PLC	4,631	109,267
Challenger Ltd.	25,481	147,654
CSL Ltd.	700	97,987
Macquarie Group Ltd.	1,820	172,821
Telstra Corp. Ltd.	34,066	81,170
Wesfarmers Ltd.	5,453	138,426

TOTAL AUSTRALIA		1,002,676

BELGIUM – 1.0%
Anheuser-Busch InBev S.A.	1,477	131,302

TOTAL BELGIUM		131,302

CANADA – 8.9%
Air Canada (a)	5,814	139,567
Alimentation Couche-Tard, Inc. Class B	1,793	105,717
Canadian Natural Resources Ltd.	3,935	118,135
Manulife Financial Corp.	7,766	143,008
Open Text Corp.	1,370	52,665
Power Corp. of Canada	5,233	120,074
Power Financial Corp.	4,976	118,596
Sun Life Financial, Inc.	3,214	133,531
Suncor Energy, Inc.	3,788	124,919
Teck Resources Ltd. Class B	5,063	119,725

TOTAL CANADA		1,175,937

DENMARK – 1.8%
Novo Nordisk A/S Class B	2,342	114,526
Pandora A/S	3,023	126,801

TOTAL DENMARK		241,327

FRANCE – 9.2%
Atos SE	1,115	114,779
Cie de Saint-Gobain	3,525	144,071
Cie Generale des Etablissements Michelin SCA	1,032	133,285
Engie S.A.	9,168	135,785
Peugeot S.A.	4,267	111,798
Safran S.A.	1,088	158,517
Sanofi	1,428	124,111
Societe Generale S.A.	4,543	143,793
TOTAL S.A.	2,803	155,762

TOTAL FRANCE		1,221,901

GERMANY – 9.7%
Allianz SE	796	191,772
BASF SE	1,965	159,764
Bayer AG	1,317	87,654

	Shares	Value
Covestro AG (b)	1,714	$93,718
Deutsche Bank AG	11,989	99,090
Deutsche Lufthansa AG	5,783	139,583
Fresenius SE & Co. KGaA	1,119	63,482
ProSiebenSat.1 Media SE	5,828	91,743
SAP SE	1,831	235,307
Vonovia SE	2,606	129,981

TOTAL GERMANY		1,292,094

HONG KONG – 3.8%
AIA Group Ltd.	16,600	169,178
CK Asset Holdings Ltd.	13,000	104,400
Hong Kong Exchanges & Clearing Ltd.	2,832	98,193
Hongkong Land Holdings Ltd.	4,264	29,720
Jardine Matheson Holdings Ltd.	1,623	106,794

TOTAL HONG KONG		508,285

ITALY – 3.7%
Enel SpA	26,757	169,230
Eni SpA	4,334	73,975
Telecom Italia SpA/Milano (a)	195,257	109,194
UniCredit SpA	9,737	134,656

TOTAL ITALY		487,055

JAPAN – 22.3%
Astellas Pharma, Inc.	10,100	136,818
Daiwa House Industry Co. Ltd.	4,700	131,260
Fujitsu Ltd.	2,100	153,360
Hitachi Ltd.	5,000	165,582
Honda Motor Co. Ltd.	5,200	144,757
ITOCHU Corp.	7,400	132,861
Japan Tobacco, Inc.	5,200	120,250
JXTG Holdings, Inc.	14,600	70,867
Kajima Corp.	8,300	122,568
KDDI Corp.	4,500	102,628
Kirin Holdings Co. Ltd.	5,300	119,874
Mazda Motor Corp.	10,500	123,998
Medipal Holdings Corp.	5,600	125,427
Mitsubishi Corp.	5,200	142,656
Mitsubishi UFJ Financial Group, Inc.	25,800	127,361
Mitsui & Co. Ltd.	8,300	133,670
MS&AD Insurance Group Holdings, Inc.	3,100	95,676
Nippon Steel & Sumitomo Metal Corp.	9,300	165,345
Nippon Telegraph & Telephone Corp.	2,300	95,308
ORIX Corp.	6,400	90,288
Sony Corp.	3,300	154,402
Subaru Corp.	5,300	129,437
Sumitomo Corp.	8,300	118,433
The Kansai Electric Power Co., Inc.	4,000	48,315

TOTAL JAPAN		2,951,141

See accompanying notes which are an integral part of the financial statements.

10

Common Stocks – continued

	Shares	Value
LUXEMBOURG – 0.7%
ArcelorMittal	4,298	$93,173

TOTAL LUXEMBOURG		93,173

NETHERLANDS – 3.4%
Aegon N.V.	19,115	99,822
Koninklijke Ahold Delhaize N.V.	2,844	68,454
Randstad N.V.	2,498	142,665
Unilever N.V.	2,356	142,589

TOTAL NETHERLANDS		453,530

NEW ZEALAND – 0.0%
Fletcher Building Ltd.	717	2,471

TOTAL NEW ZEALAND		2,471

NORWAY – 0.4%
Equinor ASA	2,531	56,458

TOTAL NORWAY		56,458

SPAIN – 1.2%
Banco de Sabadell S.A.	85,226	99,031
Repsol S.A.	3,198	54,269

TOTAL SPAIN		153,300

SWEDEN – 1.4%
Essity AB Class B	2,267	67,267
Volvo AB Class B	7,583	121,364

TOTAL SWEDEN		188,631

SWITZERLAND – 8.7%
Adecco Group AG	2,456	141,052
Alcon, Inc. (a)	522	30,061
Credit Suisse Group AG (a)	9,660	128,933
Nestle S.A.	3,147	302,825
Novartis AG	2,618	213,793
Roche Holding AG	768	202,448
UBS Group AG (a)	10,383	139,245

TOTAL SWITZERLAND		1,158,357

	Shares	Value
UNITED KINGDOM – 14.3%
3i Group PLC	11,754	$164,078
Anglo American PLC	3,666	94,720
Babcock International Group PLC	15,461	105,846
Barclays PLC	72,857	156,075
British American Tobacco PLC	3,869	150,851
Fiat Chrysler Automobiles N.V.	8,362	128,809
GlaxoSmithKline PLC	6,213	127,473
J Sainsbury PLC	19,530	56,664
Legal & General Group PLC	40,791	147,979
Micro Focus International PLC	4,408	111,377
Royal Dutch Shell PLC Class B	8,147	261,821
Royal Mail PLC	30,516	100,596
Unilever PLC	2,294	139,323
Vodafone Group PLC	78,040	144,505

TOTAL UNITED KINGDOM		1,890,117

UNITED STATES – 1.0%
Carnival PLC	2,579	135,698

TOTAL UNITED STATES		135,698

TOTAL COMMON STOCKS (Cost $14,078,390)		13,143,453

TOTAL INVESTMENT IN SECURITIES – 99.1% (Cost $14,078,390)		13,143,453

NET OTHER ASSETS (LIABILITIES) – 0.9%		115,461

NET ASSETS – 100.0%		$13,258,914

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $93,718 or 0.7% of net assets.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

11

Fidelity® Targeted Emerging Markets Factor ETF

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 97.4%

	Shares	Value
BRAZIL – 2.9%
Ambev S.A.	21,900	$103,158
Cielo S.A.	2,200	4,309
Cosan S.A.	1,400	16,734
IRB Brasil Resseguros S/A	1,500	35,921
Lojas Renner S.A.	6,700	80,104
Ultrapar Participacoes S.A.	2,600	13,925
Vale S.A.	3,100	39,609

TOTAL BRAZIL		293,760

CHILE – 1.9%
Banco de Chile	239,282	35,106
Banco de Credito e Inversiones S.A.	506	33,691
Banco Santander Chile	469,786	33,016
Cia Cervecerias Unidas S.A.	5,303	73,285
Empresas COPEC S.A.	1,299	16,302

TOTAL CHILE		191,400

CHINA – 22.6%
AAC Technologies Holdings, Inc.	2,500	16,157
Agricultural Bank of China Ltd. Class H	67,000	30,917
Alibaba Group Holding Ltd. ADR (a)	2,421	449,265
ANTA Sports Products Ltd.	9,000	63,443
Autohome, Inc. ADR (a)	131	15,129
Baidu, Inc. ADR (a)	374	62,170
Bank of China Ltd. Class H	140,000	66,745
Bank of Communications Co. Ltd. Class H	46,000	38,759
Baozun, Inc. ADR (a)	552	26,772
Beijing Capital International Airport Co. Ltd. Class H	82,000	72,960
China Communications Services Corp. Ltd. Class H	28,000	22,558
China Construction Bank Corp. Class H	176,000	155,476
China Everbright Bank Co. Ltd. Class H	29,000	14,306
China Merchants Bank Co. Ltd. Class H	8,500	42,095
China Minsheng Banking Corp. Ltd. Class H	26,500	19,897
China Pacific Insurance Group Co. Ltd. Class H	7,200	29,507
China Railway Signal & Communication Corp. Ltd. Class H (b)	13,000	9,545
China Reinsurance Group Corp. Class H	60,000	12,237
China Resources Pharmaceutical Group Ltd. (b)	70,000	99,582
China Shenhua Energy Co. Ltd. Class H	9,000	19,893
China Telecom Corp. Ltd. Class H	62,000	32,088
Chinasoft International Ltd. (a)	20,000	11,396
CNOOC Ltd.	22,000	39,766
Ctrip.com International Ltd. ADR (a)	1,217	53,609
Geely Automobile Holdings Ltd.	32,000	64,206
Hengan International Group Co. Ltd.	9,000	79,333

	Shares	Value
Hollysys Automation Technologies Ltd.	213	$4,458
Hua Hong Semiconductor Ltd. (b)	5,000	11,817
Huazhu Group Ltd. ADR	750	31,800
Industrial & Commercial Bank of China Ltd. Class H	133,000	99,858
Inner Mongolia Yitai Coal Co. Ltd. Class B	13,146	15,736
JD.com, Inc. ADR (a)	2,177	65,898
Jiangsu Expressway Co. Ltd.	54,000	76,820
Kingdee International Software Group Co. Ltd.	11,000	13,461
Momo, Inc. ADR	322	11,293
NetEase, Inc. ADR	109	31,014
New Oriental Education & Technology Group, Inc. ADR (a)	441	42,098
PICC Property & Casualty Co. Ltd. Class H	22,000	24,707
Postal Savings Bank of China Co. Ltd. Class H (b)	33,000	20,066
Shenzhou International Group Holdings Ltd.	4,400	59,061
SINA Corp. (a)	155	9,756
Sinopec Shanghai Petrochemical Co. Ltd. Class H	40,000	18,101
TAL Education Group ADR (a)	1,210	46,549
The People’s Insurance Co. Group of China Ltd. Class H	39,000	15,958
TravelSky Technology Ltd. Class H	4,000	10,274
Vipshop Holdings Ltd. ADR (a)	3,047	26,235
Want Want China Holdings Ltd.	88,000	69,774
YY, Inc. ADR (a)	126	10,661

TOTAL CHINA		2,263,206

COLOMBIA – 0.5%
Bancolombia S.A.	3,992	48,646

TOTAL COLOMBIA		48,646

EGYPT – 0.7%
Commercial International Bank Egypt SAE	8,457	37,852
Egypt Kuwait Holding Co. SAE	19,563	28,445

TOTAL EGYPT		66,297

HONG KONG – 4.7%
China Mobile Ltd.	9,000	85,757
China Taiping Insurance Holdings Co. Ltd.	6,400	19,417
CITIC Ltd.	60,000	87,345
Guangdong Investment Ltd.	84,000	157,404
Sino Biopharmaceutical Ltd.	125,000	120,143

TOTAL HONG KONG		470,066

See accompanying notes which are an integral part of the financial statements.

12

Common Stocks – continued

	Shares	Value
HUNGARY – 1.0%
Richter Gedeon Nyrt	4,950	$97,949

TOTAL HUNGARY		97,949

INDIA – 10.0%
Bajaj Auto Ltd.	1,163	49,830
Bajaj Finance Ltd.	892	39,651
Divi’s Laboratories Ltd.	5,520	138,450
Eicher Motors Ltd.	170	49,717
HCL Technologies Ltd.	566	9,617
HDFC Bank Ltd.	3,769	125,410
Hero MotoCorp Ltd.	1,225	44,180
Hindustan Unilever Ltd.	3,694	93,226
ICICI Lombard General Insurance Co. Ltd. (b)	2,027	31,821
Indiabulls Housing Finance Ltd.	3,078	30,735
IndusInd Bank Ltd.	1,522	35,107
Infosys Ltd.	4,528	48,848
Kotak Mahindra Bank Ltd.	2,534	50,447
MakeMyTrip Ltd. (a)	749	18,882
Mphasis Ltd.	4	56
Nestle India Ltd.	414	64,824
NMDC Ltd.	11,721	16,905
Petronet LNG Ltd.	6,539	22,641
Pidilite Industries Ltd.	897	15,900
Shriram Transport Finance Co. Ltd.	1,891	30,164
Tata Consultancy Services Ltd.	1,058	34,337
Tech Mahindra Ltd.	327	3,925
Wipro Ltd.	1,157	4,960
WNS Holdings Ltd. ADR (a)	126	7,201
Zee Entertainment Enterprises Ltd.	5,059	31,423

TOTAL INDIA		998,257

INDONESIA – 2.2%
Bank Central Asia Tbk PT	30,500	61,535
Kalbe Farma Tbk PT	911,500	98,826
Telekomunikasi Indonesia Persero Tbk PT	148,500	39,496
United Tractors Tbk PT	9,700	18,498

TOTAL INDONESIA		218,355

LUXEMBOURG – 0.1%
Ternium S.A. ADR	335	8,258

TOTAL LUXEMBOURG		8,258

MALAYSIA – 5.6%
Astro Malaysia Holdings Bhd	61,000	21,393
Bursa Malaysia Bhd	15,500	25,305
DiGi.Com Bhd	23,700	26,368
Malayan Banking Bhd	19,100	42,732
Maxis Bhd	18,800	24,373

	Shares	Value
Nestle Malaysia Bhd	2,000	$70,674
Petronas Chemicals Group Bhd	5,100	11,102
Petronas Gas Bhd	29,900	127,859
PPB Group Bhd	16,300	73,960
Public Bank Bhd	8,100	44,080
Westports Holdings Bhd	100,500	92,369

TOTAL MALAYSIA		560,215

MEXICO – 3.4%
Banco del Bajio S.A. (b)	15,800	33,971
Grupo Aeroportuario del Pacifico SAB de CV Class B	9,600	97,612
Grupo Aeroportuario del Sureste SAB de CV Class B	4,805	79,142
Kimberly-Clark de Mexico SAB de CV Class B (a)	43,300	74,847
Megacable Holdings SAB de CV	10,200	44,932
Mexichem SAB de CV	4,200	9,750

TOTAL MEXICO		340,254

PERU – 0.5%
Credicorp Ltd.	232	54,961

TOTAL PERU		54,961

PHILIPPINES – 2.4%
Globe Telecom, Inc.	670	23,041
Jollibee Foods Corp.	14,090	82,917
Manila Electric Co.	18,800	139,838

TOTAL PHILIPPINES		245,796

POLAND – 0.4%
Asseco Poland S.A.	153	2,122
Cyfrowy Polsat S.A. (a)	5,321	36,899

TOTAL POLAND		39,021

QATAR – 0.6%
Qatar National Bank QPSC	1,087	58,516

TOTAL QATAR		58,516

RUSSIA – 5.1%
Alrosa PJSC	7,060	10,289
Gazprom PJSC	11,890	30,150
Globaltrans Investment PLC GDR	10,187	98,508
Inter RAO UES PJSC	2,537,000	153,814
LUKOIL PJSC	371	31,622
MMC Norilsk Nickel PJSC	87	19,298
Novatek PJSC	990	18,454
Rostelecom PJSC	30,990	35,469
Sberbank of Russia PJSC	24,330	84,731
Surgutneftegas PJSC	25,800	9,802

See accompanying notes which are an integral part of the financial statements.

13

Fidelity® Targeted Emerging Markets Factor ETF

Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
RUSSIA – continued
Tatneft PJSC	1,770	$20,737

TOTAL RUSSIA		512,874

SOUTH AFRICA – 4.0%
Absa Group Ltd.	3,182	36,538
AVI Ltd.	10,014	64,361
Capitec Bank Holdings Ltd.	439	41,021
Kumba Iron Ore Ltd.	622	18,638
Liberty Holdings Ltd.	3,808	27,552
Mr Price Group Ltd.	2,074	31,408
Nedbank Group Ltd.	1,933	35,952
Sappi Ltd.	2,933	13,979
Telkom S.A. SOC Ltd.	6,605	39,150
The Foschini Group Ltd.	2,587	33,413
Truworths International Ltd.	5,294	27,974
Vodacom Group Ltd.	4,249	34,254

TOTAL SOUTH AFRICA		404,240

SOUTH KOREA – 14.4%
Com2uSCorp	283	24,264
DB Insurance Co. Ltd.	786	46,187
Hanwha Corp.	2,697	68,583
Hyundai Marine & Fire Insurance Co. Ltd.	1,414	46,465
Hyundai Mobis Co. Ltd.	316	63,118
Kangwon Land, Inc.	1,480	43,230
Kia Motors Corp.	1,689	65,659
Korean Reinsurance Co.	5,678	44,487
KT&G Corp.	921	80,705
LG Display Co. Ltd. (a)	287	4,919
LG Innotek Co. Ltd.	17	1,789
Lotte Chemical Corp.	59	13,609
Medy-Tox, Inc.	239	114,797
NCSoft Corp.	88	39,766
NongShim Co. Ltd.	253	60,967
POSCO	110	24,098
S-1 Corp.	919	77,372
Samsung Electro-Mechanics Co. Ltd.	75	6,991
Samsung Electronics Co. Ltd.	7,680	302,513
Samsung SDI Co. Ltd.	70	14,222
Samsung SDS Co. Ltd.	46	8,576
SK Holdings Co. Ltd.	407	89,686
SK Hynix, Inc.	732	49,680
Woongjin Coway Co. Ltd.	618	46,615
Yuhan Corp.	519	109,462

TOTAL SOUTH KOREA		1,447,760

TAIWAN – 9.9%
AU Optronics Corp.	50,000	17,879

	Shares	Value
Catcher Technology Co. Ltd.	3,000	$23,736
Chunghwa Telecom Co. Ltd.	12,000	43,104
E.Sun Financial Holding Co. Ltd.	64,000	52,501
Far Eastern New Century Corp.	70,000	76,338
Far EasTone Telecommunications Co. Ltd.	13,000	31,888
Feng Hsin Steel Co. Ltd.	5,000	9,838
Formosa Chemicals & Fibre Corp.	6,000	21,552
Formosa Petrochemical Corp.	6,000	22,232
Formosa Plastics Corp.	6,000	21,746
Foxconn Technology Co. Ltd.	9,000	20,154
Innolux Corp.	55,000	17,620
Novatek Microelectronics Corp.	4,000	26,082
Pou Chen Corp.	50,000	60,757
Radiant Opto-Electronics Corp.	6,000	20,193
Silicon Motion Technology Corp. ADR	117	4,474
SinoPac Financial Holdings Co. Ltd.	113,000	43,515
Synnex Technology International Corp.	14,000	17,442
Taiwan Business Bank	98,000	40,434
Taiwan Cooperative Financial Holding
Co. Ltd.	69,000	45,774
Taiwan Mobile Co. Ltd.	9,000	32,910
Taiwan Semiconductor Manufacturing
Co. Ltd.	26,000	217,915
Tripod Technology Corp.	6,000	19,203
Uni-President Enterprises Corp.	38,000	90,260
Yageo Corp.	2,000	19,707

TOTAL TAIWAN		997,254

THAILAND – 2.5%
Advanced Info Service PCL	5,700	33,931
Airports of Thailand PCL	49,000	105,162
Intouch Holdings PCL	15,900	29,641
PTT PCL	16,900	25,813
Siam Cement PCL	900	13,027
Thai Oil PCL	7,400	16,055
Tisco Financial Group PCL (a)	11,100	29,126

TOTAL THAILAND		252,755

TURKEY – 1.0%
BIM Birlesik Magazalar AS	4,158	57,873
Haci Omer Sabanci Holding AS	14,684	18,949
Turkiye Garanti Bankasi AS	15,961	21,854

TOTAL TURKEY		98,676

UNITED ARAB EMIRATES – 0.4%
Emirates Telecommunications Group Co. PJSC	9,191	41,787

TOTAL UNITED ARAB EMIRATES		41,787

See accompanying notes which are an integral part of the financial statements.

14

Common Stocks – continued

	Shares	Value
UNITED STATES – 0.6%
Yum China Holdings, Inc.	1,171	$55,669

TOTAL UNITED STATES		55,669

TOTAL COMMON STOCKS (Cost $9,733,520)		9,765,972

Preferred Stock – 2.3%

BRAZIL – 2.2%
Banco do Estado do Rio Grande do Sul S.A. Class B	5,100	31,762
Cia de Transmissao de Energia Eletrica Paulista	26,800	143,531
Itausa – Investimentos Itau S.A.	15,000	45,561

TOTAL BRAZIL		220,854

CHILE – 0.1%
Sociedad Quimica y Minera de Chile S.A. Class B	284	10,126

TOTAL CHILE		10,126

TOTAL PREFERRED STOCKS (Cost $234,855)		230,980

TOTAL INVESTMENT IN SECURITIES – 99.7% (Cost $9,968,375)		9,996,952

NET OTHER ASSETS (LIABILITIES) – 0.3%		28,988

NET ASSETS – 100.0%		$10,025,940

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $206,802 or 2.1% of net assets.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$651

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

15

Fidelity® Targeted International Factor ETF

Schedule of Investments April 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.5%

	Shares	Value
AUSTRALIA – 4.9%
Alumina Ltd.	13,328	$21,046
Aristocrat Leisure Ltd.	3,710	68,209
ASX Ltd.	452	23,739
Australia & New Zealand Banking Group Ltd.	2,392	45,866
BHP Group PLC	1,136	26,803
Caltex Australia Ltd.	1,276	24,476
Challenger Ltd.	3,424	19,841
Coca-Cola Amatil Ltd.	9,604	59,579
Commonwealth Bank of Australia	1,301	68,345
Macquarie Group Ltd.	356	33,805
Sonic Healthcare Ltd.	1,396	25,242
Wesfarmers Ltd.	3,335	84,660

TOTAL AUSTRALIA		501,611

BELGIUM – 0.8%
Colruyt S.A.	588	42,379
Sofina S.A.	160	32,912
UCB S.A.	124	9,836

TOTAL BELGIUM		85,127

BERMUDA – 0.4%
Hiscox Ltd.	1,928	42,086

TOTAL BERMUDA		42,086

CANADA – 5.7%
Canadian Imperial Bank of Commerce	448	37,724
Canadian National Railway Co.	535	49,694
Canadian Natural Resources Ltd.	717	21,526
Canadian Pacific Railway Ltd.	145	32,488
CI Financial Corp.	1,516	21,806
Constellation Software, Inc.	15	13,235
Great-West Lifeco, Inc.	1,020	25,635
Inter Pipeline Ltd.	824	13,421
Methanex Corp.	396	21,708
Parkland Fuel Corp.	436	13,438
Power Corp. of Canada	1,136	26,066
Power Financial Corp.	1,044	24,882
Royal Bank of Canada	1,043	83,124
Saputo, Inc.	2,127	72,731
Suncor Energy, Inc.	784	25,854
The Toronto-Dominion Bank	1,341	76,494
West Fraser Timber Co. Ltd.	356	18,328

TOTAL CANADA		578,154

DENMARK – 2.3%
Chr Hansen Holding A/S	263	26,828
Coloplast A/S	116	12,516
GN Store Nord A/S	208	10,647

	Shares	Value
Novo Nordisk A/S Class B	812	$39,708
Novozymes A/S	560	26,097
Pandora A/S	1,724	72,314
SimCorp A/S	116	11,371
Tryg A/S	1,240	37,891

TOTAL DENMARK		237,372

FINLAND – 1.6%
Elisa Oyj	1,783	75,653
Kone Oyj	724	39,676
Neste Oyj	288	9,510
Orion Oyj Class B	224	7,444
UPM-Kymmene Oyj	872	24,559

TOTAL FINLAND		156,842

FRANCE – 7.6%
AXA S.A.	1,848	49,217
CNP Assurances	936	22,088
Dassault Aviation S.A.	21	31,774
Dassault Systemes SE	92	14,555
Edenred	800	37,695
EssilorLuxottica S.A.	534	64,984
Eutelsat Communications S.A.	3,434	61,972
Ipsen S.A.	64	7,472
Kering S.A.	140	82,752
L’Oreal S.A.	331	90,993
LVMH Moet Hennessy Louis Vuitton SE	319	124,887
Safran S.A.	388	56,530
Sanofi	512	44,499
Thales S.A.	300	35,818
TOTAL S.A.	842	46,790

TOTAL FRANCE		772,026

GERMANY – 7.4%
Allianz SE	381	91,790
Beiersdorf AG	460	50,273
Carl Zeiss Meditec AG	84	8,248
Covestro AG (a)	424	23,183
Deutsche Boerse AG	324	43,208
Deutsche Lufthansa AG	1,036	25,006
Fraport AG Frankfurt Airport Services Worldwide	312	25,840
Innogy SE (a)	2,146	99,624
LEG Immobilien AG	986	114,737
Merck KGaA	112	11,919
MTU Aero Engines AG	132	31,046
ProSiebenSat.1 Media SE	4,065	63,990
SAP SE	280	35,984
Vonovia SE	2,541	126,739

TOTAL GERMANY		751,587

See accompanying notes which are an integral part of the financial statements.

16

Common Stocks – continued

	Shares	Value
HONG KONG – 5.2%
CLP Holdings Ltd.	9,000	$102,049
Hang Seng Bank Ltd.	1,500	39,389
Hongkong Land Holdings Ltd.	13,188	91,920
Jardine Matheson Holdings Ltd.	500	32,900
Jardine Strategic Holdings Ltd.	710	26,852
Link REIT	10,500	122,470
Swire Pacific Ltd.	9,000	113,923

TOTAL HONG KONG		529,503

ISRAEL – 1.2%
Bank Hapoalim BM	5,000	36,757
Bank Leumi Le-Israel BM	5,284	36,143
Israel Discount Bank Ltd.	9,132	35,584
Nice Ltd. (b)	88	12,141

TOTAL ISRAEL		120,625

ITALY – 4.2%
Atlantia SpA	1,320	36,006
Enel SpA	21,435	135,570
Eni SpA	1,020	17,410
Moncler SpA	2,017	82,731
Poste Italiane SpA (a)	3,728	39,765
Snam SpA	1,840	9,363
Terna Rete Elettrica Nazionale SpA	17,040	102,020

TOTAL ITALY		422,865

JAPAN – 24.0%
Asahi Kasei Corp.	2,100	21,548
Astellas Pharma, Inc.	2,500	33,866
Bandai Namco Holdings, Inc.	1,600	76,125
Central Japan Railway Co.	200	42,901
Daicel Corp.	1,800	20,069
Daito Trust Construction Co. Ltd.	900	120,100
Fast Retailing Co. Ltd.	200	115,373
FUJIFILM Holdings Corp.	300	13,961
Haseko Corp.	6,000	72,229
Hikari Tsushin, Inc.	400	73,756
Hoya Corp.	600	42,093
ITOCHU Corp.	2,100	37,704
Japan Airlines Co. Ltd.	800	26,780
Kajima Corp.	2,100	31,011
Keihan Holdings Co. Ltd.	700	29,692
Kobayashi Pharmaceutical Co. Ltd.	1,100	87,490
Lawson, Inc.	1,100	51,250
Marubeni Corp.	4,100	29,264
Mitsui & Co. Ltd.	2,400	38,652
Mizuho Financial Group, Inc.	30,600	47,660
MS&AD Insurance Group Holdings, Inc.	1,300	40,122
Nippon Building Fund, Inc.	20	128,731

	Shares	Value
Nippon Telegraph & Telephone Corp.	2,300	$95,308
Nissan Chemical Corp.	400	17,703
Nomura Research Institute Ltd.	300	14,624
NTT Data Corp.	1,100	12,778
NTT DOCOMO, Inc.	4,200	90,885
Obayashi Corp.	3,100	30,306
Obic Co. Ltd.	200	23,089
Oriental Land Co. Ltd.	800	88,119
Resona Holdings, Inc.	6,800	28,672
Ryohin Keikaku Co. Ltd.	300	56,933
Secom Co. Ltd.	400	33,531
Sekisui House Ltd.	4,700	75,608
Seven & i Holdings Co. Ltd.	2,000	69,285
SG Holdings Co. Ltd.	1,100	29,377
Skylark Holdings Co. Ltd.	4,000	65,820
Sony Financial Holdings, Inc.	1,600	32,562
Sumitomo Dainippon Pharma Co. Ltd.	1,200	26,393
Taisei Corp.	700	30,634
Taisho Pharmaceutical Holdings Co. Ltd.	300	27,685
Toho Co. Ltd.	2,300	96,113
Tokio Marine Holdings, Inc.	1,000	50,290
Tokyo Electric Power Co. Holdings, Inc. (b)	17,800	100,349
Toyo Suisan Kaisha Ltd.	1,900	72,234
Trend Micro, Inc.	300	14,974
USS Co. Ltd.	3,800	72,524

TOTAL JAPAN		2,436,173

LUXEMBOURG – 0.6%
SES S.A.	3,702	62,988

TOTAL LUXEMBOURG		62,988

NETHERLANDS – 3.2%
ASR Nederland N.V.	784	34,822
Euronext N.V. (a)	348	24,180
Heineken Holding N.V.	532	54,030
Koninklijke Ahold Delhaize N.V.	2,268	54,590
Koninklijke Vopak N.V.	132	5,885
Unilever N.V.	1,896	114,749
Wolters Kluwer N.V.	548	38,218

TOTAL NETHERLANDS		326,474

NEW ZEALAND – 2.2%
Fletcher Building Ltd.	252	869
Meridian Energy Ltd.	38,539	104,505
Ryman Healthcare Ltd.	2,976	24,150
Spark New Zealand Ltd.	35,996	88,233

TOTAL NEW ZEALAND		217,757

NORWAY – 1.5%
Equinor ASA	548	12,224

See accompanying notes which are an integral part of the financial statements.

17

Fidelity® Targeted International Factor ETF

Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
NORWAY – continued
Mowi ASA	2,092	$45,320
Telenor ASA	4,185	84,016
TGS NOPEC Geophysical Co. ASA	228	5,957

TOTAL NORWAY		147,517

SINGAPORE – 1.2%
Oversea-Chinese Banking Corp. Ltd.	5,300	47,151
Singapore Exchange Ltd.	4,900	26,588
United Overseas Bank Ltd.	2,100	42,969

TOTAL SINGAPORE		116,708

SPAIN – 2.5%
Aena SME S.A. (a)	184	34,124
Amadeus IT Group S.A.	196	15,590
Enagas S.A.	264	7,521
Endesa S.A.	4,159	103,604
Red Electrica Corp. S.A.	4,592	95,205

TOTAL SPAIN		256,044

SWEDEN – 3.4%
Assa Abloy AB	1,756	37,460
Elekta AB	632	7,487
Hennes & Mauritz AB Class B	5,159	89,946
Industrivarden AB Class A	1,592	36,845
Securitas AB	1,656	28,945
Svenska Cellulosa AB SCA Class B	2,540	22,150
Swedish Match AB	1,004	48,904
Telia Co. AB	18,240	77,668

TOTAL SWEDEN		349,405

SWITZERLAND – 7.0%
Alcon, Inc. (b)	218	12,554
Baloise Holding AG	241	41,296
Chocoladefabriken Lindt & Spruengli AG	1	75,862
Nestle S.A.	2,462	236,910
Novartis AG	1,091	89,094
Partners Group Holding AG	56	42,186
Roche Holding AG	314	82,772
Swisscom AG	163	75,937
Zurich Insurance Group AG	183	58,351

TOTAL SWITZERLAND		714,962

UNITED KINGDOM – 12.6%
Admiral Group PLC	1,352	38,857

	Shares	Value
AstraZeneca PLC	576	$43,008
Close Brothers Group PLC	1,776	35,943
Compass Group PLC	3,363	76,437
Croda International PLC	214	14,458
Diageo PLC	2,712	114,351
Direct Line Insurance Group PLC	8,204	35,239
Experian PLC	1,516	43,985
GlaxoSmithKline PLC	2,232	45,794
Halma PLC	540	12,671
IG Group Holdings PLC	4,164	27,682
Imperial Brands PLC	1,864	59,211
InterContinental Hotels Group PLC	1,008	65,301
Legal & General Group PLC	12,772	46,333
Next PLC	874	65,715
Reckitt Benckiser Group PLC	1,036	83,718
RELX PLC	2,184	50,095
Rentokil Initial PLC	7,052	35,864
Rightmove PLC	12,096	85,270
Rio Tinto Ltd.	470	31,599
Rio Tinto PLC	540	31,441
Royal Dutch Shell PLC Class B	2,490	80,021
Smith & Nephew PLC	688	13,282
Tate & Lyle PLC	4,876	48,806
Unilever PLC	1,602	97,296

TOTAL UNITED KINGDOM		1,282,377

TOTAL COMMON STOCKS (Cost $10,005,314)		10,108,203

TOTAL INVESTMENT IN SECURITIES – 99.5% (Cost $10,005,314)		10,108,203

NET OTHER ASSETS (LIABILITIES) – 0.5%		50,401

NET ASSETS – 100.0%		$10,158,604

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $220,876 or 2.2% of net assets.

(b)	Non-income producing.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$97

See accompanying notes which are an integral part of the financial statements.

18

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

19

Financial Statements

Statements of Assets and Liabilities

April 30, 2019 (Unaudited)

	Fidelity International High Dividend ETF	Fidelity International Value Factor ETF	Fidelity Targeted Emerging Markets Factor ETF	Fidelity Targeted International Factor ETF

Assets

Investments in securities, at value – See accompanying schedule:	$29,318,427	$13,143,453	$9,996,952	$10,108,203

Cash	20,298	1,120	4,773	1,979

Foreign currency held at value (cost $13,909, $13,868, $19,543 and $30,839, respectively)	13,874	13,861	19,384	30,639

Dividends receivable	220,539	104,780	17,505	41,819

Total assets	29,573,138	13,263,214	10,038,614	10,182,640

Liabilities

Payable for investments purchased	6,864	—	—	20,748

Accrued management fees	9,596	4,300	3,775	3,288

Other payables and accrued expenses	—	—	8,899	—

Total liabilities	16,460	4,300	12,674	24,036

Net Assets	$29,556,678	$13,258,914	$10,025,940	$10,158,604

Net Assets consist of:

Paid in capital	31,786,960	14,928,188	10,008,903	10,020,760

Total distributable earnings (loss)	(2,230,282)	(1,669,274)	17,037	137,844

Net Assets	$29,556,678	$13,258,914	$10,025,940	$10,158,604

Shares outstanding	1,400,000	600,000	400,000	400,000

Net Asset Value, offering price and redemption price per share	$21.11	$22.10	$25.06	$25.40

Investments at cost	$30,289,447	$14,078,390	$9,968,375	$10,005,314

See accompanying notes which are an integral part of the financial statements.

20

Statements of Operations

For the six months ended April 30, 2019 (Unaudited)

	Fidelity International High Dividend ETF	Fidelity International Value Factor ETF	Fidelity Targeted Emerging Markets Factor ETFA	Fidelity Targeted International Factor ETFA

Investment Income

Dividends	$709,906	$254,565	$44,374	$108,138

Income from Fidelity Central Funds	260	20	651	97

Income before foreign taxes withheld	710,166	254,585	45,025	108,235

Less foreign taxes withheld	(59,222)	(21,555)	(5,362)	(12,038)

Total income	650,944	233,030	39,663	96,197

Expenses

Management fees	49,004	24,820	8,067	7,057

Independent trustees’ compensation	63	35	8	8

Total expenses before reductions	49,067	24,855	8,075	7,065

Expense reductions	(39)	(1)	—	—

Total expenses	49,028	24,854	8,075	7,065

Net investment income (loss)	601,916	208,176	31,588	89,132

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on investment securities	(1,111,963)	(236,874)	(27,241)	(2,782)

Net realized gain (loss) on foreign currency transactions	(1,188)	(3,283)	3,234	(156)

Total net realized gain (loss)	(1,113,151)	(240,157)	(24,007)	(2,938)

Change in net unrealized appreciation (depreciation) on investment securities (net of decrease in deferred foreign taxes of $-, $-, $8,895 and $-, respectively.)	1,736,306	937,063	19,682	102,889

Change in net unrealized appreciation (depreciation) on assets and liabilities in foreign currencies	(942)	353	(226)	(439)

Total change in net unrealized appreciation (depreciation)	1,735,364	937,416	19,456	102,450

Net gain (loss)	622,213	697,259	(4,551)	99,512

Net increase (decrease) in net assets resulting from operations	$1,224,129	$905,435	$27,037	$188,644

A	For the period February 26, 2019 (commencement of operations) to April 30, 2019.

See accompanying notes which are an integral part of the financial statements.

21

Financial Statements – continued

Statements of Changes in Net Assets

	Fidelity International High Dividend ETF		Fidelity International Value Factor ETF

	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018A	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018A

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$601,916	$534,726	$208,176	$343,627
Net realized gain (loss)	(1,113,151)	(246,580)	(240,157)	(548,885)
Change in net unrealized appreciation (depreciation)	1,735,364	(2,708,057)	937,416	(1,873,151)

Net increase (decrease) in net assets resulting from operations	1,224,129	(2,419,911)	905,435	(2,078,409)

Distributions to shareholders	(541,600)	(492,900)	(178,200)	(318,100)

Share transactions
Proceeds from sales of shares	10,373,969	21,412,991	—	14,928,188

Net increase (decrease) in net assets resulting from share transactions	10,373,969	21,412,991	—	14,928,188

Total increase (decrease) in net assets	11,056,498	18,500,180	727,235	12,531,679

Net Assets
Beginning of period	18,500,180	—	12,531,679	—

End of period	$29,556,678	$18,500,180	$13,258,914	$12,531,679

Other Information

Shares
Sold	500,000	900,000	—	600,000
Redeemed	—	—	—	—

Net increase (decrease)	500,000	900,000	—	600,000

A	For the period from January 16, 2018 (commencement of operations) to October 31, 2018.

See accompanying notes which are an integral part of the financial statements.

22

Statements of Changes in Net Assets

	Fidelity Targeted Emerging Markets Factor ETF	Fidelity Targeted International Factor ETF

	Six months ended April 30, 2019A (Unaudited)	Six months ended April 30, 2019A (Unaudited)

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$31,588	$89,132
Net realized gain (loss)	(24,007)	(2,938)
Change in net unrealized appreciation (depreciation)	19,456	102,450

Net increase (decrease) in net assets resulting from operations	27,037	188,644

Distributions to shareholders	(10,000)	(50,800)

Share transactions
Proceeds from sales of shares	10,008,903	10,020,760

Net increase (decrease) in net assets resulting from share transactions	10,008,903	10,020,760

Total increase (decrease) in net assets	10,025,940	10,158,604

Net Assets
Beginning of period	—	—

End of period	$10,025,940	$10,158,604

Other Information

Shares
Sold	400,000	400,000
Redeemed	—	—

Net increase (decrease)	400,000	400,000

A	For the period February 26, 2019 (commencement of operations) to April 30, 2019.

See accompanying notes which are an integral part of the financial statements.

23

Financial Statements – continued

Financial Highlights

	Fidelity International High Dividend ETF

	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018A

Selected Per-Share Data

Net asset value, beginning of period	$20.56	$25.08

Income from Investment Operations
Net investment income (loss)B	0.50	0.82
Net realized and unrealized gain (loss)	0.47	(4.63)

Total from investment operations	0.97	(3.81)

Distributions from net investment income	(0.42)	(0.71)

Total distributions	(0.42)	(0.71)

Net asset value, end of period	$21.11	$20.56

Total ReturnC,D	4.83%	(15.44)%

Ratios to Average Net AssetsE,F,G
Expense before reductions	.39%	.39%
Expenses net of fee waivers, if any	.39%	.39%
Expenses net of all reductions	.39%	.39%
Net investment income (loss)	4.78%	4.59%

Supplemental Data
Net assets, end of period (000 omitted)	$29,557	$18,500
Portfolio turnover rateH,I,J	56%	42%

A	For the period January 16, 2018 (commencement of operations) to October 31, 2018.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E	Annualized.

F	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

G	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds’ expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

H	Amount does not include the portfolio activity of any underlying funds.

I	Amount not annualized.

J	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

24

Financial Highlights

	Fidelity International Value Factor ETF

	Six months ended April 30, 2019 (Unaudited)	Year ended October 31, 2018A

Selected Per-Share Data

Net asset value, beginning of period	$20.89	$25.00

Income from Investment Operations
Net investment income (loss)B	0.35	0.62
Net realized and unrealized gain (loss)	1.16	(4.18)

Total from investment operations	1.51	(3.56)

Distributions from net investment income	(0.30)	(0.55)

Total distributions	(0.30)	(0.55)

Net asset value, end of period	$22.10	$20.89

Total ReturnC,D	7.30%	(14.46)%

Ratios to Average Net AssetsE,F,G
Expense before reductions	.39%	.39%
Expenses net of fee waivers, if any	.39%	.39%
Expenses net of all reductions	.39%	.39%
Net investment income (loss)	3.27%	3.38%

Supplemental Data
Net assets, end of period (000 omitted)	$13,259	$12,532
Portfolio turnover rateH,I	29%	65	%J

A	For the period January 16, 2018 (commencement of operations) to October 31, 2018.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E	Annualized.

F	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

G	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds’ expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

H	Amount does not include the portfolio activity of any underlying funds.

I	Amount not annualized.

J	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

25

Financial Statements – continued

Financial Highlights

Fidelity Targeted Emerging Markets Factor ETF

Six months ended April 30, 2019A (Unaudited)

Selected Per-Share Data

Net asset value, beginning of period	$25.00

Income from Investment Operations
Net investment income (loss)B	0.08
Net realized and unrealized gain (loss)	0.01

Total from investment operations	0.09

Distributions from net investment income	(0.03)

Total distributions	(0.03)

Net asset value, end of period	$25.06

Total ReturnC	0.36%

Ratios to Average Net AssetsD,E,F
Expense before reductions	.45%
Expenses net of fee waivers, if any	.45%
Expenses net of all reductions	.45%
Net investment income (loss)	1.77%

Supplemental Data
Net assets, end of period (000 omitted)	$10,026
Portfolio turnover rateG,H	12%

A	For the period February 26, 2019 (commencement of operations) to April 30, 2019.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Annualized.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds’ expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

G	Amount does not include the portfolio activity of any underlying funds.

H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

26

Financial Highlights

Fidelity Targeted International Factor ETF

Six months ended April 30, 2019A (Unaudited)

Selected Per-Share Data

Net asset value, beginning of period	$25.05

Income from Investment Operations
Net investment income (loss)B	0.22
Net realized and unrealized gain (loss)	0.26

Total from investment operations	0.48

Distributions from net investment income	(0.13)

Total distributions	(0.13)

Net asset value, end of period	$25.40

Total ReturnC	1.89%

Ratios to Average Net AssetsD,E,F
Expense before reductions	.39%
Expenses net of fee waivers, if any	.39%
Expenses net of all reductions	.39%
Net investment income (loss)	4.94%

Supplemental Data
Net assets, end of period (000 omitted)	$10,159
Portfolio turnover rateG,H,I	1%

A	For the period February 26, 2019 (commencement of operations) to April 30, 2019.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Annualized.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to the reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Fees and expenses of any underlying Fidelity Central Funds are not included in the Funds’ expense ratio. Each Fund indirectly bears its proportionate share of expenses of any underlying Fidelity Central Funds.

G	Amount does not include the portfolio activity of any underlying funds.

H	Amount not annualized.

I	Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

27

Notes to Financial Statements

For the period ended April 30, 2019 (Unaudited)

1. Organization.

Fidelity International High Dividend ETF, Fidelity International Value Factor ETF, Fidelity Targeted Emerging Markets Factor ETF and Fidelity Targeted International Factor ETF (the Funds) are exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Certain Funds’ investments in emerging markets can be subject to social, economic, regulatory and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds’ Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund’s investments to the Fair Value Committee (the Committee) established by each Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)

Valuation techniques used to value each Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

28

3. Significant Accounting Policies – continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes and for processing shareholder transactions, the Funds’ investment holdings and NAV include trades executed through the end of the last business day of the period and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business of NYSE Arca for Fidelity International High Dividend ETF and Fidelity International Value Factor ETF and of Cboe BZX Exchange, Inc. (CboeBZX) for Fidelity Targeted Emerging Markets Factor ETF and Fidelity Targeted International Factor ETF, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Targeted Emerging Markets Factor ETF is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity International High Dividend ETF	$30,391,752	$932,332	$(2,005,657)	$(1,073,325)
Fidelity International Value Factor ETF	14,118,879	776,648	(1,752,074)	(975,426)
Fidelity Targeted Emerging Markets Factor ETF	9,968,860	373,928	(345,836)	28,092
Fidelity Targeted International Factor ETF	10,006,996	450,085	(348,878)	101,207

29

Notes to Financial Statements – continued

3. Significant Accounting Policies – continued

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal year end and is subject to adjustment.

	No-expiration Short-term	No-expiration Long-term	Total capital loss carryforward
Fidelity International High Dividend ETF	$(200,146)	$—	$(200,146)
Fidelity International Value Factor ETF	(540,315)	—	(540,315)

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund’s Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Fidelity International High Dividend ETF	$14,201,146	$14,091,267
Fidelity International Value Factor ETF	3,648,394	3,615,624
Fidelity Targeted Emerging Markets Factor ETF	11,184,493	1,188,895
Fidelity Targeted International Factor ETF	1,256,861	129,964

Securities received or delivered in-kind through subscriptions and redemptions were as follows:

	In-kind Subscriptions	In-kind Redemptions
Fidelity International High Dividend ETF	$10,166,912	$—
Fidelity International Value Factor ETF	—	—
Fidelity Targeted Emerging Markets Factor ETF	—	—
Fidelity Targeted International Factor ETF	8,916,338	—

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (FMRC), an affiliate of FMR provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .39% of average net assets for Fidelity International High Dividend ETF, Fidelity International Value Factor ETF and Fidelity Targeted International Factor ETF. Under the management contract, FMRC pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Fidelity Targeted Emerging Markets Factor ETF’s management fee is based on an annual rate of .45% of average net assets. Under the management contract, FMRC pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Trades. The Funds may purchase from or sell securities to other funds affiliated with the sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Expense Reductions.

Through arrangements with each applicable Fund’s custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund’s management fee. During the period, these credits reduced management fees by the following amounts:

Amount
Fidelity International High Dividend ETF	$39
Fidelity International Value Factor ETF	1

30

7. Share Transactions.

The Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

8. Other.

The Funds’ organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

31

Shareholder Expense Example (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019) for Fidelity International High Dividend ETF and Fidelity International Value Factor ETF and for the period (February 26, 2019 to April 30, 2019) for Fidelity Targeted Emerging Markets Factor ETF and Fidelity Targeted International Factor ETF. The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (November 1, 2018 to April 30, 2019).

Actual Expenses

For each fund, the first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

For each fund, the second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioA	Beginning Account Value	Ending Account Value April 30, 2019	Expenses Paid During Period
Fidelity International High Dividend ETF	0.39%

Actual		$1,000.00	$1,048.30	$1.98	B

HypotheticalC		$1,000.00	$1,022.86	$1.96	D
Fidelity International Value Factor ETF	0.39%

Actual		$1,000.00	$1,073.00	$2.00	B

HypotheticalC		$1,000.00	$1,022.86	$1.96	D
Fidelity Targeted Emerging Markets Factor ETF	0.45%

Actual		$1,000.00	$1,003.60	$0.79	B

HypotheticalC		$1,000.00	$1,022.56	$2.26	D
Fidelity Targeted International Factor ETF	0.39%

Actual		$1,000.00	$1,018.90	$0.69	B

HypotheticalC		$1,000.00	$1,022.86	$1.96	D

A	Annualized expense ratio reflects expenses net of applicable fee waivers.

B

Actual expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period) for Fidelity International High Dividend Factor ETF and Fidelity International Value Factor ETF and multiplied by 64/365 (to reflect the period February 26, 2019 to April 30, 2019) for Fidelity Targeted Emerging Markets Factor ETF and Fidelity Targeted International Factor ETF.

C	5% return per year before expenses.

D	Hypothetical expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

32

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International High Dividend ETF

Fidelity International Value Factor ETF

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with FMR Co., Inc. (FMRC), an affiliate of Fidelity Management & Research Company (FMR), and the sub-advisory agreement for each fund (Sub-Advisory Agreement) with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts). FMRC and Geode are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund’s Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund’s Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board’s annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew each fund’s Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund’s management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity and Geode from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees’ counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board’s decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity’s competitors, and that each fund’s shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds’ investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity’s investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers’ investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity’s role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the funds and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement each fund’s investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity’s and Geode’s investment staffs, including their size, education, experience, and resources, as well as Fidelity’s and Geode’s approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity’s and Geode’s investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity’s and Geode’s trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

33

Board Approval of Investment Advisory Contracts and Management Fees – continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services provided by the Investment Advisers and their affiliates under the Advisory Contracts and by FMRC’s affiliates under separate agreements covering pricing and bookkeeping and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally State Street Bank and Trust Company, each fund’s transfer agent and custodian; and (iii) the resources devoted to, and the record of compliance with, each fund’s compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity’s investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity’s global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity’s product line to increase investors’ probability of success in achieving their investment goals, including retirement income goals.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. As the funds recently commenced operations, the Board did not believe that it was appropriate to assign significant weight to their limited investment performance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should continue to benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund’s management fee and total expense ratio compared to “mapped groups” of competitive funds created for the purpose of facilitating the Trustees’ competitive analysis of management fees and total expenses. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board’s management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the period ended June 30 shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group.” The Total Mapped Group comparison focuses on a fund’s standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund’s. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds’ actual TMG % and the number of funds in the Total Mapped Group are in the charts below. The “Asset-Size Peer Group” (ASPG) comparison focuses on a fund’s standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund’s management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund’s management fee rate ranked, is also included in the charts and was considered by the Board.

34

Fidelity International High Dividend ETF

Fidelity International Value Factor ETF

The Board noted that each fund’s management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the period ended June 30, 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the “group fee” component of the management fee of funds with such management fee structures. The Committee’s focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the funds) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund’s management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

35

Board Approval of Investment Advisory Contracts and Management Fees – continued

Total Expense Ratio. In its review of each fund’s total expense ratio, the Board considered the fund’s all-inclusive fee rate. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMRC under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for each fund. As part of its review, the Board also considered the current total expense ratios of each fund compared to competitive fund median expenses.

In connection with the renewal of the Advisory Contracts, the Board also approved amendments to the management contract for each fund to clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program. The Board considered that the amendments would not change the services provided to the funds or the party responsible for making such payments under the current management contracts.

The Board noted that each fund’s total expense ratio ranked below the competitive median for the period ended June 30, 2018.

Fees Charged to Other Clients. The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity’s institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee’s review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund’s total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the Fidelity funds and servicing the Fidelity funds’ shareholders.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the Fidelity funds. Fidelity calculates profitability information for each Fidelity fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity’s audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of Fidelity’s profitability analysis. PwC’s engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the Fidelity fund profitability information and its conformity to established allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity’s and Geode’s non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity’s mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity’s and Geode’s affiliates may benefit from the Fidelity funds’ business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity’s various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the Fidelity funds and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to each fund’s current contractual arrangements, its expense ratio will not decline if the fund’s operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds’ advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity’s long-term strategies for certain funds; (ii) Fidelity’s fund profitability methodology,

36

profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity’s philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that each fund’s Advisory Contracts should be renewed.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Targeted International Factor ETF

Fidelity Targeted Emerging Markets Factor ETF

On November 14, 2018, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract with FMR Co., Inc. (FMRC) and the sub-advisory agreement with Geode Capital Management, LLC (Geode) (together, the Advisory Contracts) for each fund. FMRC and Geode are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, considered a broad range of information.

At the March 2019 meeting, the Board ratified an amended and restated sub-advisory agreement with Geode for Fidelity Targeted International Factor ETF that lowered the sub-advisory fee rate that FMRC pays to Geode, on behalf of the fund, by 0.5 basis points (effective November 14, 2018).

Nature, Extent, and Quality of Services Provided. The Board considered staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the funds’ investment objectives, strategies, and related investment philosophies.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity’s and Geode’s investment staffs, including their size, education, experience, and resources, as well as Fidelity’s approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity’s global investment organization. Additionally, in its deliberations, the Board considered Fidelity’s and Geode’s trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers, and their affiliates and a third party service provider under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund. The Board also considered the nature and extent of the supervision of third party service providers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment Performance. Each fund is a new fund and therefore had no historical performance for the Board to review at the time it approved each fund’s Advisory Contracts. The Board considered Geode’s experience in managing certain existing Fidelity factor-based ETFs, equity index and enhanced index mutual funds.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to each fund under the Advisory Contracts should benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund’s proposed management fee and projected total expense ratio in reviewing the Advisory contracts, and the fact that the management contract provides that FMRC will be responsible for paying all operating expenses of the fund with the exception of fees and expenses of the Independent Trustees, interest, taxes, proxy and shareholder meeting expenses, and non-recurring expenses. The Board noted that each fund’s proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates, regardless of whether their management fee structures are comparable. The Board also considered that the projected total expense ratio of each fund is below the median of those funds and classes used by the Board for management fee comparisons.

In its review of the proposed sub-advisory fee rate under the amended and restated sub-advisory agreement with Geode on behalf of Fidelity Targeted International Factor ETF, the Board noted that FMRC, not the fund, pays Geode’s sub-advisory fee out of its management fee. The Board considered that the amended and restated sub-advisory agreements will not result in any changes to the current management fee rate under the

37

Board Approval of Investment Advisory Contracts and Management Fees – continued

fund’s management contract with FMRC or total expenses paid by the shareholders of the fund. The Board noted that the fund’s management fee rate and total expense ratio will continue to rank below the median of its competitor funds based on competitive mapped group data provided to the Board in connection with the approval of the management contract with FMRC and sub-advisory agreement with Geode at its November 2018 meeting.

Based on its review, the Board concluded that each fund’s management fee and projected total expense ratio were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. Each fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of each fund at the time it approved the Advisory Contracts. In connection with its future renewal of each fund’s Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund’s shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that each fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee structures are fair and reasonable, and that each fund’s Advisory Contracts should be approved.

38

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39

IHD-IVE-SANN-0619 1.9885305.101

Item 2.	Code of Ethics

Not applicable.

Item 3.	Audit Committee Financial Expert

Not applicable.

Item 4.	Principal Accountant Fees and Services

Not applicable.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Investments

(a)	Not applicable.

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Covington Trust’s Board of Trustees.

Item 11.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Covington Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a) (1)	Not applicable.

(a) (2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a) (3)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	June 25, 2019

By:	/s/ John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	June 25, 2019